Thrivent Real Estate Securities Portfolio Investment Objectives and Goals - Thrivent Real Estate Securities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Real Estate Securities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Thrivent Real Estate Securities Portfolio (the "Portfolio") seeks to provide long-term capital appreciation and high current income.